Intangible Assets, net and Goodwill	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, net and Goodwill

Note 6. Intangible Assets, net and Goodwill

Intangible assets, net and goodwill consist of the following (in millions):

	As of December 31,						Weighted Average Life as of December 31, 2014
	2014			2013
	Gross	Accumulated Amortization	Net	Gross	Accumulated Amortization	Net
Identifiable assets subject to amortization:
Franchise agreements	$696.8	$(83.1)	$613.7	$491.3	$(66.0)	$425.3	22.6 Years
Favorable leases	490.7	(62.8)	427.9	158.4	(48.5)	109.9	7.5 Years

Subtotal	1,187.5	(145.9)	1,041.6	649.7	(114.5)	535.2	17.4 Years

Indefinite lived intangible assets:
Burger King brand	$2,167.0	$—	$2,167.0	$2,260.8	$—	$2,260.8
Tim Hortons brand	7,236.5	—	7,236.5	—	—	—

Subtotal	9,403.5	—	9,403.5	2,260.8	—	2,260.8

Intangible assets, net			$10,445.1			$2,796.0

Goodwill	$5,230.1			$630.0

We recorded amortization expense on intangible assets of $35.9 million for 2014, $36.3 million for 2013 and $38.2 million for 2012.

As of December 31, 2014, the estimated future amortization expense on identifiable assets subject to amortization is as follows (in millions):

Twelve-months ended December 31,	Amount
2015	$80.9
2016	76.7
2017	73.6
2018	69.8
2019	66.3
Thereafter	674.3

Total	$1,041.6

The changes in the carrying amount of goodwill during 2014 and 2013 by operating segment (Burger King, “BK” and Tim Hortons, “TH”) are as follows (in millions):

	BK	TH	Total
Balances at December 31, 2012	$619.2	$—	$619.2
Impact from refranchisings	(2.3)	—	(2.3)
Effects of foreign currency adjustments	8.5	—	8.5
Transfer from (to) assets held for sale	4.6	—	4.6

Balances at December 31, 2013	630.0	—	630.0

Purchase of Tim Hortons	—	4,640.0	4,640.0
Effects of foreign currency adjustments	(25.1)	(14.8)	(39.9)

Balances at December 31, 2014	$604.9	$4,625.2	$5,230.1